Loan Payables	12 Months Ended
Dec. 31, 2023
Loan Payables [Abstract]
LOAN PAYABLES

NOTE 15 – LOAN PAYABLES

As of December 31, 2023 and 2022, loan payables consisted of the following.

	2023	2022

Short-term borrowings	$493,159	$506,578
Long-term borrowings	2,113,539	2,171,050
Total	$2,606,698	$2,677,628

On January 21, March 28 and June 14, 2022, the Company entered into three loans of RMB15,000,000 ($2,113,539), RMB1,500,000 ($211,354) and RMB3,500,000 ($493,159) from a third party, carrying interest at 12%. The RMB15,000,000 loan is extended for one year and will mature on January 21, 2025. The RMB3,500,000 loan is due on June 13, 2024. The RMB1,500,000 loan was repaid prior to December 31, 2022. The change in the carrying value of these outstanding loans from $2,677,628 in 2022 to $2,606,698 in 2023 was due mainly to currency translation.

The interest expense for the years ended December 31, 2023, 2022 and 2021 was $313,861, $285,353 and $nil, respectively.